Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended	20 Months Ended	29 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2013
Income Statement [Abstract]
Revenues	$ 710,500			$ 2,235,479				$ 2,235,479
Cost of revenues	403,013			687,638				687,638
Gross profit	307,487			1,547,841				1,547,841
Expenses
Amortization of patents	384,977			860,657				860,657
Compensation and related taxes	470,786	1,556,790		1,938,814	2,479,182	2,676,462	2,676,462	4,615,276
Consulting fees	269,012	92,473		444,921	1,949,067	2,042,144	2,042,144	2,487,065
Professional fees	116,373	79,608	4,605	564,597	449,811	510,112	514,717	1,079,314
General and administrative	108,278	80,255	5,243	315,260	272,793	312,244	317,487	632,747
Total operating expenses	1,349,426	1,809,126	9,848	4,124,249	5,150,853	5,540,962	5,550,810	9,675,059
Operating loss from continuing operations	(1,041,939)	(1,809,126)	(9,848)	(2,576,408)	(5,150,853)	(5,540,962)	(5,550,810)	(8,127,218)
Other income (expenses)
Other income					125,000	125,000	125,000	125,000
Realized loss - available for sale	(38,819)			(38,819)		(112,500)	(112,500)	(151,319)
Interest expense	(243)			(702)		(153)	(153)	(855)
Interest income	474	2,757		1,114	2,930	978	978	2,092
Total other income (expenses)	(38,588)	2,757		(38,407)	127,930	13,325	13,325	(25,082)
Loss from continuing operations before provision for income taxes	(1,080,527)	(1,806,369)	(9,848)	(2,614,815)	(5,022,923)	(5,527,637)	(5,537,485)	(8,152,300)
Provision for income taxes
Loss from continuing operations	(1,080,527)	(1,806,369)	(9,848)	(2,614,815)	(5,022,923)	(5,527,637)	(5,537,485)	(8,152,300)
Discontinued operations:
Income (loss) from discontinued operations, net of tax	145,207	(96,921)	(99,474)	263,460	(1,426,846)	(1,410,671)	(1,510,145)	(1,246,685)
Net loss	(935,320)	(1,903,290)	(109,322)	(2,351,355)	(6,449,769)	(6,938,308)	(7,047,630)	(9,398,985)
Less: Net loss attributable to non-controlling interest		10,395			10,496	10,496	10,496	10,496
Net loss attributable to Marathon Patent Group, Inc.	$ (935,320)	$ (1,892,895)	$ (109,322)	$ (2,351,355)	$ (6,439,273)	$ (6,927,812)	$ (7,037,134)	$ (9,388,489)
Loss per common share, basic and diluted:
Loss from continuing operations	$ (0.21)	$ (0.69)	$ 0.00	$ (0.60)	$ (1.85)	$ (0.15)	$ (0.22)	$ (3.02)
Loss from discontinued operations	$ 0.03	$ (0.04)	$ (0.01)	$ 0.06	$ (0.53)	$ (0.04)	$ (0.06)	$ (0.46)
Income Loss From Operations Basic And Diluted	$ (0.18)	$ (0.73)	$ (0.01)	$ (0.54)	$ (2.38)	$ (0.19)	$ (0.28)	$ (3.48)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - Basic and Diluted	5,227,840	2,605,776	7,469,388	4,330,208	2,717,610	36,238,712	24,948,719	2,702,318